STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY - USD ($)	Common Stock Roth CH Acquisition V Co.	Common Stock		Additional Paid-in Capital Roth CH Acquisition V Co.	Additional Paid-in Capital		Accumulated Deficit Roth CH Acquisition V Co.	Accumulated Deficit		Roth CH Acquisition V Co.	Total
Beginning Balance at Dec. 31, 2021	$ 334			$ 1,289,446			$ (167,644)			$ 1,122,136
Beginning Balance, Shares at Dec. 31, 2021	3,336,500
Accretion of common stock to redemption amount				(1,084,374)						(1,084,374)
Net income (loss)							722,115			722,115	$ 197,474
Ending Balance at Dec. 31, 2022	$ 334			205,072			554,471			759,877
Ending Balance, Shares at Dec. 31, 2022	3,336,500
Accretion of carrying value to redemption value				(205,072)			(669,501)			(874,573)
Net income (loss)							708,556			708,556
Ending Balance at Mar. 31, 2023	$ 334	$ 5,823	[1]		$ (827,316)	[1]	593,526	$ (2,034,074)	[1]	593,860	(2,855,566)	[1]
Ending Balance, Shares at Mar. 31, 2023	3,336,500
Beginning Balance at Dec. 31, 2022	$ 334			205,072			554,471			759,877
Beginning Balance, Shares at Dec. 31, 2022	3,336,500
Net income (loss)										156,857	854,187
Ending Balance at Sep. 30, 2023	$ 334	6,108	[1]		172,358	[1]	(1,806,667)	854,187	[1]	(1,806,333)	1,032,654	[1]
Ending Balance, Shares at Sep. 30, 2023	3,336,500
Beginning Balance at Dec. 31, 2022	$ 334			205,072			554,471			759,877
Beginning Balance, Shares at Dec. 31, 2022	3,336,500
Accretion of carrying value to redemption value				$ (205,072)			(1,835,785)			(2,040,857)
Excise taxes on stock redemption							(1,029,003)			(1,029,003)
Net income (loss)							(87,718)			(87,718)	10,145
Ending Balance at Dec. 31, 2023	$ 334	6,206			512,279		(2,398,035)	10,145		(2,397,701)	528,631
Ending Balance, Shares at Dec. 31, 2023	3,336,500
Beginning Balance at Mar. 31, 2023	$ 334	5,823	[1]		(827,316)	[1]	593,526	(2,034,074)	[1]	593,860	(2,855,566)	[1]
Beginning Balance, Shares at Mar. 31, 2023	3,336,500
Accretion of carrying value to redemption value							(729,454)			(729,454)
Net income (loss)							94,393			94,393
Ending Balance at Jun. 30, 2023	$ 334	5,966	[1]		(327,479)	[1]	(971,643)	(2,574,163)	[1]	(971,309)	(2,895,675)	[1]
Ending Balance, Shares at Jun. 30, 2023	3,336,500
Accretion of carrying value to redemption value							(188,932)			(188,932)
Net income (loss)							(646,092)			(646,092)
Ending Balance at Sep. 30, 2023	$ 334	6,108	[1]		172,358	[1]	(1,806,667)	854,187	[1]	(1,806,333)	1,032,654	[1]
Ending Balance, Shares at Sep. 30, 2023	3,336,500
Beginning Balance at Dec. 31, 2023	$ 334	6,206			512,279		(2,398,035)	10,145		(2,397,701)	528,631
Beginning Balance, Shares at Dec. 31, 2023	3,336,500
Accretion of carrying value to redemption value							(319,636)			(319,636)
Net income (loss)							(121,197)			(121,197)
Ending Balance at Mar. 31, 2024	$ 334	6,209			524,276		(2,838,868)	(848,887)		(2,838,534)	(318,401)
Ending Balance, Shares at Mar. 31, 2024	3,336,500
Beginning Balance at Dec. 31, 2023	$ 334	6,206			512,279		(2,398,035)	10,145		(2,397,701)	528,631
Beginning Balance, Shares at Dec. 31, 2023	3,336,500
Net income (loss)										(1,036,605)	(3,026,033)
Ending Balance at Sep. 30, 2024	$ 334	6,209			524,276		(4,236,000)	(3,015,888)		(4,235,666)	(2,485,402)
Ending Balance, Shares at Sep. 30, 2024	3,336,500
Beginning Balance at Mar. 31, 2024	$ 334	6,209			524,276		(2,838,868)	(848,887)		(2,838,534)	(318,401)
Beginning Balance, Shares at Mar. 31, 2024	3,336,500
Accretion of carrying value to redemption value							(257,115)			(257,115)
Net income (loss)							(719,432)			(719,432)
Ending Balance at Jun. 30, 2024	$ 334	6,209			524,276		(3,815,415)	(1,938,646)		(3,815,081)	(1,408,160)
Ending Balance, Shares at Jun. 30, 2024	3,336,500
Ending Balance at Jun. 30, 2024	$ 334	6,209			524,276		(3,815,415)	(1,938,646)		(3,815,081)	(1,408,160)
Ending Balance, Shares at Jun. 30, 2024	3,336,500
Ending Balance at Sep. 30, 2024	$ 334	6,209			524,276		(4,236,000)	(3,015,888)		(4,235,666)	(2,485,402)
Ending Balance, Shares at Sep. 30, 2024	3,336,500
Beginning Balance at Jun. 30, 2024	$ 334	6,209			524,276		(3,815,415)	(1,938,646)		(3,815,081)	(1,408,160)
Beginning Balance, Shares at Jun. 30, 2024	3,336,500
Accretion of carrying value to redemption value							(224,609)			(224,609)
Net income (loss)							(195,976)			(195,976)
Ending Balance at Sep. 30, 2024	$ 334	$ 6,209			$ 524,276		$ (4,236,000)	$ (3,015,888)		$ (4,235,666)	$ (2,485,402)
Ending Balance, Shares at Sep. 30, 2024	3,336,500

[1]	The issuance of preferred shares is not included in the amounts reflected in Balance, March 31, 2023, Balance, June 30, 2023, and Balance, September 30, 2023.